Additional Information-Parent Company Only Condensed Financial Information Statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities	¥ (105,391)	$ (15,071)	¥ (25,633)	¥ 22,501
Cash flows from investing activities:
Proceeds from maturities of short-term investments and term deposits	1,025,596	146,658	1,527,110	2,103,093
Net cash (used in)/provided by investing activities	(42,807)	(6,122)	257,039	(202,611)
Cash flows from financing activities:
Net cash used in financing activities	(63,703)	(9,110)	(21,512)	(100,015)
Effect of exchange rate changes on cash and cash equivalents	(1,480)	(210)	3,335	11,865
Net (decrease)/increase in cash and cash equivalents	(213,381)	(30,513)	213,229	(268,260)
Cash and cash equivalents at beginning of year	587,749		426,119
Cash and cash equivalents at end of year	418,213	59,804	587,749	426,119
Parent company | Reportable Legal Entities
Cash flows from operating activities:
Net cash used in operating activities	(4,997)	(715)	(20,867)	(7,914)
Cash flows from investing activities:
Purchase of short-term investments and term deposits	(28,576)	(4,086)		(491,162)
Proceeds from maturities of short-term investments and term deposits	28,412	4,063	285,025	411,184
Loans to Group companies	(53,138)	(7,599)	(244,570)	(178,985)
Repayments from Group companies	77,791	11,124	31,499	237,747
Net cash (used in)/provided by investing activities	24,489	3,502	71,954	(21,216)
Cash flows from financing activities:
Net cash used in financing activities	(27,754)	(3,969)	(61,512)	(125,426)
Effect of exchange rate changes on cash and cash equivalents	894	128	24,929	19,684
Net (decrease)/increase in cash and cash equivalents	(7,368)	(1,054)	14,504	(134,872)
Cash and cash equivalents at beginning of year	22,732	3,251	8,228	143,100
Cash and cash equivalents at end of year	¥ 15,364	$ 2,197	¥ 22,732	¥ 8,228